General and Administrative Expenses - Schedule of General and Administrative Expense (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
NON-RELATED PARTIES
Director’s fees and emoluments	€ 89,682	€ 202,326
Credit losses	82,362
Total	3,719,616	1,934,487
Non-Related Parties [Member]
NON-RELATED PARTIES
Advertising and marketing expenses	92,204	168,772
Audit fees	235,655	196,571
Bad debts	198,100
Bank and other charges	13,514	5,787
Depreciation and amortization	63,339	41,980
Expense related to contingent consideration	13,816	56,000
Foreign exchange loss	28,014	295
Freight and transportation	9,028	26,778
Insurance	52,586	58,358
Legal and professional fees	1,206,526	798,267
Office expenses	3,428	6,936
Office and administrative	680,252	41,390
Player management	546	1,275
Repairs and maintenance	2,192
Share-based expense (see Note 15)	798,500
Stamp duties and other taxes	466	456
Training and development	1,583	22,711
Travel and Entertainment expenses	65,995	191,632
Utilities and rent	51,427	46,389
Related Parties [Member]
NON-RELATED PARTIES
Advertising and marketing expenses		25,000
Employee benefits	202,445	270,890
Legal and professional fees	196,843	257,975
Office and administrative	45,644	2,420
Share-based expense (see Note 15)	207,057	862,125
Travel and Entertainment expenses	1,760
Utilities and rent	8,686	12,500
Total	€ 632,034	€ 1,362,346